RESTRUCTURING AND ASSET RELATED CHARGES - NET (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges
The following table summarizes the charges incurred by segment related to the 2023-2024 Restructuring Program:

2023-2024 Restructuring Program Charges by Segment	2024	2023
(In millions) For the Year Ended December 31,
ElectronicsCo	$2	$14
IndustrialsCo	79	64
Corporate	8	32
Total	$89	$110
The following table summarizes the charges incurred by segment related to the 2022 Restructuring Program:

2022 Restructuring Program Charges by Segment	2024	2023	2022
(In millions) For the years ended December 31,
ElectronicsCo	$2	$25	$18
IndustrialsCo	(1)	2	21
Corporate	(3)	8	22
Total	$(2)	$35	$61

Schedule of Restructuring Reserve
The following table summarizes the activities related to the 2023-2024 Restructuring Program:

2023-2024 Restructuring Program	Severance and Related Benefit Cost	Asset Related Charges	Total
In millions
Reserve balance at December 31, 2022	$—	$—	$—
Restructuring charges	80	30	110
Reductions against the reserve	(1)	(30)	(31)
Reserve balance at December 31, 2023	$79	$—	$79
Restructuring charges	34	55	89
Reductions against the reserve	(3)	(55)	(58)
Cash payments	(63)	—	(63)
Reserve balance at December 31, 2024	$47	$—	$47